Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Principal Outstanding	$ 0.0	$ 143.6
Deferred finance charges	0.0	(10.2)
Debt discount	0.0	(6.8)
Debt premium	0.0	2.7
Carrying Value Short-Term Debt	0.0	129.3
2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	0.0	101.0
2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	0.0	42.6
2032 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	0.0	0.0
2034 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	$ 0.0	$ 0.0